Equities - Schedule of Option Outstanding and Exercisable by Company (Detail)	Jul. 19, 2023 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures	2,300,000